Revenue	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Revenue disaggregated by customer concentration is as follows:

	Three months ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Clients 1-5	$494,853	$502,385	$1,002,850	$998,504
Clients 6-10	320,646	300,080	626,987	607,546
Clients 11-25	516,117	523,737	984,131	994,379
Other	731,870	712,886	1,483,517	1,453,979
Total	$2,063,486	$2,039,088	$4,097,485	$4,054,408

There was no revenue from individual customers greater than 10% of consolidated revenue in the respective periods.
Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)
Accounts receivables and unbilled revenue are as follows:

	June 30, 2026	December 31, 2025
	(in thousands)
Accounts receivable (Billed services)	$1,497,426	$1,517,217
Allowance for credit losses	(39,072)	(42,319)
Accounts receivable (net)	1,458,354	1,474,898
Unbilled revenue (Unbilled services)	1,054,478	1,096,592
Accounts receivable and unbilled revenue, net	$2,512,832	$2,571,490
Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	June 30, 2026	December 31, 2025	$ Change	% Change
	(in thousands, except percentages)
Unbilled revenue (Unbilled services)	$1,054,478	$1,096,592	$(42,114)	(3.8)%
Unearned revenue (Payments on account)	(1,603,204)	(1,550,471)	(52,733)	3.4%

Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to our contracts with customers. We record assets for amounts related to performance obligations that are satisfied but not yet billed and/or collected. These assets are recorded as unbilled revenue and therefore contract assets rather than accounts receivable when receipt of the consideration is conditional on something other than the passage of time. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations or billed in advance of the revenue being earned.

Unbilled services/revenue balances arise where invoicing or billing is based on the timing of agreed milestones related to service contracts for clinical research. Contractual billing arrangements in respect of certain reimbursable expenses (principally investigators) require billing by the investigator to the Company prior to billing by the Company to the customer. As there is no contractual right of set-off between unbilled services (contract assets) and unearned revenue (contract liabilities), each are separately presented gross on the Condensed Consolidated Balance Sheet.

Unbilled services as at June 30, 2026 decreased by $42.1 million compared to December 31, 2025. Unearned revenue increased by $52.7 million compared to December 31, 2025. These fluctuations are primarily due to the timing of payments and invoicing related to the Company's clinical trial management contracts. Billings and payments are established by contractual provisions on the delivery of units/milestones including predetermined payment schedules which may or may not correspond to the timing of the transfer of control of the Company's services under the contract. Unbilled services arise from long-term contracts when a cost-based input method of revenue recognition is applied and revenue recognized exceeds the amount billed to the customer.

As of June 30, 2026, approximately $15.7 billion (December 31, 2025, $14.9 billion) of revenue is expected to be recognized in the future in respect of unsatisfied performance obligations. The Company expects to recognize revenue on approximately 47% of the unsatisfied performance obligations over the next 12 months (December 31, 2025: 48%), with the remainder expected to be recognized thereafter over the duration of the customer contracts. We believe that our unsatisfied performance obligation as of any date is not necessarily a meaningful predictor of future results due to the potential for cancellation or delay of the projects included in the unsatisfied performance obligation, and no assurances can be given on the extent to which we will be able to realize this unsatisfied performance obligation as revenue.